Income tax payables, income tax assets and deferred income tax - Income tax expense (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax payables, income tax assets and deferred income tax
Current tax expense	$ (4,438)	$ (2,091)	$ (1,721)
Deferred tax benefit	228	129	(69)
Actions for recourse income tax receivable	308	368	98
Income tax expense	$ (3,902)	$ (1,594)	$ (1,692)